ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 108.8%
	ASSET MANAGEMENT - 1.9%
158,726	Brookfield Infrastructure Corporation, Class A	$ 12,121,905

	DATA CENTER REIT - 3.0%
28,186	Equinix, Inc.	19,154,924

	ELECTRIC UTILITIES - 3.8%
512,472	Brookfield Renewable Corporation	23,983,690

	INDUSTRIAL REIT - 9.2%
176,962	Innovative Industrial Properties, Inc.	31,881,473
75,811	Prologis, Inc.	8,035,966
182,683	Rexford Industrial Realty, Inc.	9,207,223
160,530	Terreno Realty Corporation	9,273,818
		58,398,480
	INFRASTRUCTURE REIT - 14.6%
225,225	American Tower Corporation	53,842,288
128,448	Crown Castle International Corporation	22,109,754
61,665	SBA Communications Corporation	17,115,121
		93,067,163
	LEISURE FACILITIES & SERVICES - 22.0%
662,609	Caesars Entertainment, Inc.(a)	57,945,156
3,189,868	Drive Shack, Inc. (a)	10,239,476
808,780	Hilton Grand Vacations, Inc.(a)	30,321,162
284,972	Las Vegas Sands Corporation	17,314,899
36,538	Marriott Vacations Worldwide Corporation (a)	6,364,189
476,030	MGM Resorts International	18,084,380
		140,269,262
	MULTI ASSET CLASS REIT - 4.1%
4,020,247	Colony Capital, Inc., Class A	26,051,201

	OFFICE REIT – 3.0%
113,619	Alexandria Real Estate Equities, Inc.	18,667,602

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 108.8% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 2.4%
890,864	IQHQ Private Investment 144A(a),(b),(c),(d)	$ 15,113,953

	RESIDENTIAL REIT - 10.1%
34,901	AvalonBay Communities, Inc.	6,439,584
59,203	Camden Property Trust	6,507,002
103,733	Equity LifeStyle Properties, Inc.	6,601,568
23,483	Essex Property Trust, Inc.	6,383,619
749,129	Invitation Homes, Inc.	23,964,637
52,744	Sun Communities, Inc.	7,913,710
146,211	UDR, Inc.	6,412,814
		64,222,934
	SPECIALTY FINANCE - 9.5%
2,145,386	Fortress Transportation and Infrastructure	60,478,431

	TECHNOLOGY SERVICES - 3.7%
28,766	CoStar Group, Inc.(a)	23,642,488

	TELECOMMUNICATIONS - 21.5%
1,386,976	21Vianet Group, Inc. - ADR(a)	44,799,325
1,908,127	Chindata Group Holdings Ltd. - ADR(a)	31,560,421
321,272	GDS Holdings Ltd. - ADR(a)	26,051,946
2,115,220	Switch, Inc., Class A	34,393,477
		136,805,169

	TOTAL COMMON STOCKS (Cost $545,179,667)	691,977,202

Shares		Fair Value
	PREFERRED STOCKS — 0.5%
	LEISURE FACILITIES & SERVICES - 0.5%
105,464	Drive Shack, Inc.(a)	2,409,852
19,523	Drive Shack, Inc.(a)	458,791
15,854	Drive Shack, Inc.(a)	389,216
	TOTAL PREFERRED STOCKS (Cost $2,131,246)	3,257,859

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

TOTAL INVESTMENTS - 109.3% (Cost $547,310,913)	$ 695,235,061
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.3)%	(59,454,968)
NET ASSETS - 100.0%	$ 635,780,093

ADR	- American Depositary Receipt
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021 the total market value of 144A securities is 15,113,953 or 2.4% of net assets.
(c)	Fair Value was determined using significant unobservable inputs.
(d)	Illiquid

Shares		Fair Value
	COMMON STOCKS — (4.3)%
	MULTI ASSET CLASS REIT - (2.1)%
(287,945)	Vornado Realty Trust	$ (13,069,824)

	OFFICE REIT - (2.2)%
(656,285)	Empire State Realty Trust, Inc., Class A	(7,304,452)
(102,500)	SL Green Realty Corporation	(7,173,975)
		(14,478,427)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $28,707,512)	$ (27,548,251)

Altegris /AACA Opportunistic Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Due to broker liabilities shown on the Statement of Assets and Liabilities are carried at cost and approximate fair value as of September 30, 2020. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as a valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities which are not traded on an exchange or for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Altegris /AACA Opportunistic Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments*
Common Stock	$ 676,863,249	$ -	$ 15,113,953	$ 691,977,202
Preferred Stock	3,257,859	-	-	3,257,859
Total Assets	$ 680,121,108	$ -	$ 15,113,953	$ 695,235,061
Liabilities
Securities Sold Short*
Common Stock	$ (27,548,251)	$ -	$ -	$ (27,548,251)
Total Liabilities	$ (27,548,251)	$ -	$ -	$ (27,548,251)

* See the Fund's Schedule of Investments for a breakdown by industry.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investment that is categorized within Level 3 of the fair value hierarchy as of March 31, 2021:

IQHQ
Beginning Balance	$ 14,987,272
Total realized gain/(loss)	-
Unrealized Appreciation/(Depreciation)	126,681
Cost of Purchases	-
Proceeds from Sales	-
Proceeds from Principal	-
Accrued Interest	-
Net transfers in/out of level 3	-
Ending Balance	$ 15,113,953

Altegris /AACA Opportunistic Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Significant unobservable valuation inputs for Level 3 investments as of March 31, 2021 are as follows:

Assets (at fair value)	Fair Value at March 31, 2021	Valuation Technique	Unobservable Inputs	Unobservable Input Value	Impact to valuation from an increase in input*

IQHQ	$ 15,113,953	Adjustment to reported investment NAV	Growth Factor *	0.0169%	Increase
			Valuation Factor *	-0.0029%	Increase

*This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its gross unrealized appreciation/(depreciation) at March 31, 2021, were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 519,660,463	$ 153,245,379	$ (5,219,032)	$ 148,026,347